Investments in Joint Ventures - Schedule of Investments in Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [abstract]
Beginning balance	€ 1,712	€ 1,614
Additions	120	81
Disposals	(211)
Share in net income	210	161	€ 137
Share in changes in joint ventures equity (note 32.6)	8	(15)
Dividend	(94)	(118)
Net exchange difference	4	(17)
Other	(5)	7
Ending balance	€ 1,745	€ 1,712	€ 1,614